POST-EMPLOYMENT BENEFIT - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 521,568	R$ 484,895
Percentage fair value of plan assets	100.00%	100.00%
Fixed income [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 496,950	R$ 484,847
Percentage fair value of plan assets	95.28%	99.99%
Others [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 24,618	R$ 48
Percentage fair value of plan assets	4.72%	0.01%